Note 2 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Weighted Average Number of Shares [Table Text Block]
	2017	2016	2015
Weighted-average common shares outstanding	3,415,115	2,494,022	2,251,365

Average treasury stock shares	(386,165)	(386,165)	(236,399)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	3,028,950	2,107,857	2,014,966

Additional common stock equivalents (stock options) used to calculate diluted earnings per share	23,635	11,357	9,154

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	3,052,585	2,119,214	2,024,120